Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statement1 [Line Items]
Contractual commitments to acquire property, plant and equipment	¥ 9,191	¥ 4,520
Contractual commitments to acquire intangible assets	¥ 179	¥ 1,088